2. Loans: Principal balances on non-accrual loans (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Principal balances on non-accrual loans

Loan Class	December 31, 2017	December 31, 2016

Consumer Loans	$ 23,800,601	$ 24,658,842
Real Estate Loans	1,156,255	1,374,941
Sales Finance Contracts	1,097,986	1,036,697
Total	$ 26,054,842	$ 27,070,480